LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2014
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2013 Weighted average interest rate	2013 Balance	2014 Weighted average interest rate	2014 Balance
Bank borrowings:
Secured by equity securities, various rates and various maturities through 2016	2.1%	¥272,500	—	¥—
Unsecured, various rates and various maturities through 2016	2.1%	350,000	2.3%	712,600
Capital lease obligations	2.0%	13,025	1.7%	18,483
		635,525		731,083
Less: current portion		188,241		285,897
		¥447,284		¥445,186

Schedule of aggregate annual maturities of long-term debt	The aggregate annual maturities of long-term debt after March 31, 2014, are as follows:
Years ending March 31	Thousands of Yen
2015	¥285,897
2016	277,684
2017	166,540
2018	962
¥731,083